Accounting policies - Additional Information (Detail) - GBP (£) £ in Millions		6 Months Ended
	Jan. 01, 2018	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017
Disclosure of initial application of standards or interpretations [line items]
Work in progress reclassified as trade and other receivables		£ 405.8	£ 401.1	£ 410.6
Retained earnings [member]
Disclosure of initial application of standards or interpretations [line items]
Accounting policy change (IFRS 9)	£ 407.4	407.4 [1]
Other reserves [member]
Disclosure of initial application of standards or interpretations [line items]
Accounting policy change (IFRS 9)	£ (407.4)	£ (407.4)

[1]	Retained earnings have been restated for the impact of the adoption of IFRS 15: Revenue from Contracts with Customers, as described in note 2.